Provisions - Movements by Class of Provisions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of other provisions [line items]
Beginning balance	¥ 247,344	¥ 227,784
Additional provisions	37,379	63,141
Amounts used	(38,179)	(43,501)
Unused amounts reversed	(14,825)	(90)
Amortization of discount and effect of change in discount rate	(783)	(41)
Others	383	51
Ending balance	231,319	247,344
Provision for interest repayment [member]
Disclosure of other provisions [line items]
Beginning balance	128,234	135,123
Additional provisions	23,000	29,000
Amounts used	(29,431)	(35,707)
Amortization of discount and effect of change in discount rate	(939)	(182)
Ending balance	120,864	128,234
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	119,110	92,661
Additional provisions	14,379	34,141
Amounts used	(8,748)	(7,794)
Unused amounts reversed	(14,825)	(90)
Amortization of discount and effect of change in discount rate	156	141
Others	383	51
Ending balance	¥ 110,455	¥ 119,110